Financial risk management objectives and policies - Schedule Of Exchange Rates Applied During Period In respect of currencies (Details) - Currency risk	12 Months Ended
	Dec. 31, 2024 RM / $ ج.م. / $ € / $ $ / $ Ksh / $	Dec. 31, 2023 Ksh / $ € / $ RM / $ ج.م. / $ $ / $
EGP
Financial risk management objectives and policies
Average rate | ج.م. / $	43.94	30.65
Spot rate | ج.م. / $	50.77	30.97
KES
Financial risk management objectives and policies
Average rate | Ksh / $	134.14	139.32
Spot rate | Ksh / $	129.22	157.28
EUR
Financial risk management objectives and policies
Average rate | € / $	1.08	1.08
Spot rate | € / $	0.96	1.1
MYR
Financial risk management objectives and policies
Average rate | RM / $	4.61	4.55
Spot rate | RM / $	4.47	4.59
ARS
Financial risk management objectives and policies
Average rate | $ / $	1,014.9	261.6
Spot rate | $ / $	1,030.05	809.71